SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2024
Disclosure Of Segmented Information [Abstract]
SEGMENTED INFORMATION [Text Block]

17. SEGMENTED INFORMATION

The Company operates one business segment with operations and long-term assets in the United States. The business segment consists of the design, production and distribution of various proprietary products for the rail sector. At December 31, 2024, long-term assets of $2,045,753 (2023 - $2,187,082) relates to this segment.

During the year ended December 31, 2024, the Company ceased operations in this segment and, as such, has disclosed it as a discontinued operation (Note 18). Prior to the ceased operations, the Company also operated a segment development the KXI HD control system for no road vehicles. As at December 31, 2024, long-term assets of $116,796 (2023 - $1,506,586) relates to the heavy-duty suspension control system located in Canada.